CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	September 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
COMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 2.8%
AT&T Inc.	293,896	$11,121,025
Verizon Communications Inc.	174,965	10,560,887

Total Diversified Telecommunication Services		21,681,912

Entertainment - 2.2%
Walt Disney Co.	126,607	16,499,424

Interactive Media & Services - 4.8%
Alphabet Inc., Class A Shares	6,869	8,388,011	*
Alphabet Inc., Class C Shares	7,909	9,641,071	*
Facebook Inc., Class A Shares	107,751	19,188,298	*

Total Interactive Media & Services		37,217,380

Media - 3.4%
Comcast Corp., Class A Shares	575,267	25,933,036

TOTAL COMMUNICATION SERVICES		101,331,752

CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	29,951	6,430,779

Internet & Direct Marketing Retail - 1.1%
Amazon.com Inc.	4,753	8,250,780	*

Specialty Retail - 4.1%
Home Depot Inc.	90,479	20,992,938
TJX Cos. Inc.	192,477	10,728,668

Total Specialty Retail		31,721,606

TOTAL CONSUMER DISCRETIONARY		46,403,165

CONSUMER STAPLES - 6.5%
Beverages - 2.3%
Coca-Cola Co.	166,723	9,076,400
PepsiCo Inc.	64,404	8,829,789

Total Beverages		17,906,189

Food & Staples Retailing - 2.0%
Walmart Inc.	128,908	15,298,801

Food Products - 0.7%
Mondelez International Inc., Class A Shares	101,512	5,615,644

Household Products - 1.5%
Procter & Gamble Co.	91,593	11,392,337

TOTAL CONSUMER STAPLES		50,212,971

ENERGY - 5.2%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	59,904	2,046,920

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	102,450	$12,150,570
Exxon Mobil Corp.	156,191	11,028,646
Kinder Morgan Inc.	334,265	6,889,202
Phillips 66	36,750	3,763,200
Pioneer Natural Resources Co.	35,132	4,418,552

Total Oil, Gas & Consumable Fuels		38,250,170

TOTAL ENERGY		40,297,090

FINANCIALS - 15.0%
Banks - 7.8%
Bank of America Corp.	423,275	12,346,932
JPMorgan Chase & Co.	224,336	26,402,104
PNC Financial Services Group Inc.	28,783	4,034,225
US Bancorp	126,594	7,005,712
Wells Fargo & Co.	204,159	10,297,780

Total Banks		60,086,753

Capital Markets - 1.0%
CME Group Inc.	34,380	7,265,869

Diversified Financial Services - 3.3%
Berkshire Hathaway Inc., Class A Shares	82	25,570,224	*

Insurance - 2.9%
American International Group Inc.	90,116	5,019,461
MetLife Inc.	81,457	3,841,512
Travelers Cos. Inc.	91,919	13,667,436
Total Insurance		22,528,409

TOTAL FINANCIALS		115,451,255

Health Care - 12.8%
Biotechnology - 0.6%
Gilead Sciences Inc.	72,883	4,619,324

Health Care Equipment & Supplies - 2.5%
Becton Dickinson and Co.	26,319	6,657,654
Medtronic PLC	114,928	12,483,480

Total Health Care Equipment & Supplies		19,141,134

Health Care Providers & Services - 2.3%
CVS Health Corp.	46,453	2,929,791
UnitedHealth Group Inc.	65,688	14,275,316

Total Health Care Providers & Services		17,205,107

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific Inc.	44,732	13,029,090

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 5.7%
Johnson & Johnson	118,046	$15,272,791
Merck & Co. Inc.	213,492	17,971,757
Pfizer Inc.	301,642	10,837,997

Total Pharmaceuticals		44,082,545

TOTAL HEALTH CARE		98,077,200

INDUSTRIALS - 9.4%
Aerospace & Defense - 3.0%
Raytheon Co.	79,120	15,522,553
United Technologies Corp.	58,067	7,927,307

Total Aerospace & Defense		23,449,860

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	108,310	12,977,704

Commercial Services & Supplies - 1.3%
Waste Management Inc.	87,544	10,067,560

Industrial Conglomerates - 2.8%
3M Co.	29,690	4,881,036
Honeywell International Inc.	98,772	16,712,222

Total Industrial Conglomerates		21,593,258

Machinery - 0.2%
Illinois Tool Works Inc.	10,158	1,589,626

Trading Companies & Distributors - 0.4%
W.W. Grainger Inc.	9,056	2,690,990

TOTAL INDUSTRIALS		72,368,998

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.6%
Cisco Systems Inc.	246,368	12,173,043

IT Services - 5.6%
Automatic Data Processing Inc.	93,272	15,055,967
International Business Machines Corp.	38,998	5,671,089
Visa Inc., Class A Shares	128,421	22,089,696

Total IT Services		42,816,752

Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV, Registered Shares	17,075	4,241,771
Texas Instruments Inc.	31,065	4,014,841

Total Semiconductors & Semiconductor Equipment		8,256,612

Software - 10.0%
Adobe Inc.	55,023	15,200,104	*
Microsoft Corp.	365,013	50,747,758
Oracle Corp.	90,039	4,954,846
salesforce.com Inc.	41,446	6,152,244	*

Total Software		77,054,952

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2019

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.		111,386	$24,947,122

TOTAL INFORMATION TECHNOLOGY			165,248,481

MATERIALS - 6.8%
Chemicals - 5.8%
Air Products & Chemicals Inc.		48,125	10,677,012
Corteva Inc.		80,526	2,254,728
DuPont de Nemours Inc.		32,297	2,303,099
Ecolab Inc.		57,381	11,363,733
PPG Industries Inc.		123,721	14,662,176
Sherwin-Williams Co.		6,485	3,565,907

Total Chemicals			44,826,655

Construction Materials - 1.0%
Vulcan Materials Co.		49,616	7,503,924

TOTAL MATERIALS			52,330,579

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.		68,131	15,065,808

UTILITIES - 0.7%
Electric Utilities - 0.4%
NextEra Energy Inc.		12,541	2,921,928

Multi-Utilities - 0.3%
Sempra Energy		16,933	2,499,480

TOTAL UTILITIES			5,421,408

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $338,638,485)			762,208,707

	RATE
SHORT-TERM INVESTMENTS - 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $4,899,060)	1.810%	4,899,060	4,899,060

TOTAL INVESTMENTS - 99.8% (Cost - $343,537,545)			767,107,767
Other Assets in Excess of Liabilities - 0.2%			1,807,822

TOTAL NET ASSETS - 100.0%			$768,915,589

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$762,208,707	—	—	$762,208,707
Short-Term Investments†	4,899,060	—	—	4,899,060

Total Investments	$767,107,767	—	—	$767,107,767

†	See Schedule of Investments for additional detailed categorizations.